Mine properties, plant and equipment - Schedule of detailed information about Mine properties, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 212,176
Ending Balance	170,756	$ 212,176
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	396,961	322,891
Additions	38,588	53,428
Credits received		(555)
Disposals	(4,674)	(2,696)
Assets held for sale	(10,573)
Reclassifications	0	0
Effects of changes in foreign exchange rates	(83,707)	23,893
Ending Balance	336,595	396,961
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	184,785	147,654
Depreciation	31,592	28,611
Disposals	(4,674)	(2,696)
Assets held for sale	(4,766)
Effects of changes in foreign exchange rates	(41,098)	11,216
Ending Balance	165,839	184,785
Building and Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,234
Ending Balance	206	3,234
Building and Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,689	6,388
Additions	1	175
Credits received		(555)
Disposals	(10)	(370)
Assets held for sale	(4,894)
Reclassifications	0	0
Effects of changes in foreign exchange rates	(116)	51
Ending Balance	670	5,689
Building and Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,455	1,575
Depreciation	455	1,324
Disposals	(10)	(370)
Assets held for sale	(2,365)
Effects of changes in foreign exchange rates	(71)	(74)
Ending Balance	464	2,455
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	48
Ending Balance	27	48
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	346	321
Additions	0	0
Credits received		0
Disposals	0	0
Assets held for sale	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	(76)	25
Ending Balance	270	346
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	298	265
Depreciation	12	13
Disposals	0	0
Assets held for sale	0
Effects of changes in foreign exchange rates	(67)	20
Ending Balance	243	298
Mine Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	89,360
Ending Balance	72,680	89,360
Mine Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	139,094	106,455
Additions	13,666	25,501
Credits received		0
Disposals	0	0
Assets held for sale	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	(26,796)	7,138
Ending Balance	125,964	139,094
Mine Properties [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	49,734	38,746
Depreciation	14,158	8,473
Disposals	0	0
Assets held for sale	0
Effects of changes in foreign exchange rates	(10,608)	2,515
Ending Balance	53,284	49,734
Buildings, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	107,763
Ending Balance	84,133	107,763
Buildings, Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	240,061	180,303
Additions	10,492	6,329
Credits received		0
Disposals	(4,664)	(2,326)
Assets held for sale	(5,679)
Reclassifications	9,007	41,902
Effects of changes in foreign exchange rates	(53,236)	13,853
Ending Balance	195,981	240,061
Buildings, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	132,298	107,068
Depreciation	16,967	18,801
Disposals	(4,664)	(2,326)
Assets held for sale	(2,401)
Effects of changes in foreign exchange rates	(30,352)	8,755
Ending Balance	111,848	132,298
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,771
Ending Balance	13,710	11,771
Construction In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,771	29,424
Additions	14,429	21,423
Credits received		0
Disposals	0	0
Assets held for sale	0
Reclassifications	(9,007)	(41,902)
Effects of changes in foreign exchange rates	(3,483)	2,826
Ending Balance	13,710	11,771
Construction In Progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0	0
Assets held for sale	0
Effects of changes in foreign exchange rates	0	0
Ending Balance	$ 0	$ 0